Equity - Noncontrolling Interests (Details) - USD ($) $ in Thousands			3 Months Ended							12 Months Ended
		Sep. 30, 2020	Jun. 30, 2023		Jun. 30, 2022		Mar. 31, 2022		Mar. 31, 2021	Mar. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance			$ 1,728,413	[1],[2]	$ 991,686		$ 1,092,996		$ 986,348	$ 991,686		$ 1,092,996	$ 986,348	$ 676,493
Net loss			(1,155,970)		(86,348)		(100,906)		(22,964)	(252,100)			(105,133)	(50,872)
Issuance of shares													207,390
Payment of employee payroll taxes on restricted equity units			(84)	[1]	(992)	[3]	(33)		(1,228)	(1,125)			(1,465)	(1,522)
Noncash issuance of noncontrolling interest and redeemable preferred equity									374	299			9,189	5,978
Reclass of distributions payable to noncontrolling interest holder			329	[1]	543	[3]	811		621	1,719			1,539	737
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return					9,150	[3]				(37,100)			(2,200)
Reclass of BCH Preferred A.1 from temporary to permanent equity	[1]		699,441
Issuance of noncontrolling interest					2,430	[3]				2,430
Cash contribution for BCH Preferred Series C Unit Accounts									14,800				14,800	130,200
Noncash issuance of BCH Preferred Series C Unit Accounts									246				246	313
Promissory note exchange for BCH Preferred Series C Unit Accounts														65,065
Redemption of BCH Preferred Series C Unit Accounts													(14,800)
Purchase of noncontrolling interest										(131)
Reclass of allocated income for FLP Subclass 3 to payable										(933)			(23)
Annual reallocation of FLP												(2,100)
Adjustment for change in ownership interest		$ 3,200												0
Ending balance			1,280,947	[1]	1,842,649	[3]	991,686		984,887	1,728,413	[1],[2]		1,092,996	986,348
Previously Reported [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance			748,194
Noncash issuance of noncontrolling interest and redeemable preferred equity	[3]				11,973
Ending balance										748,194
Post De-SPAC Transaction
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Issuance of shares	[1]		5,286
Preferred Series A.1
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return			(6,900)
Preferred Series C
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Cash contribution for BCH Preferred Series C Unit Accounts													14,800	130,200
Noncontrolling interests (Note 13)
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance			142,213	[1]	277,888	[3]	337,676		364,844	277,888	[3]	337,676	364,844	112,527
Net loss			(44,552)		(34,744)		(58,977)			(132,644)			(33,851)	43,045
Payment of employee payroll taxes on restricted equity units					(919)	[3]			(1,190)	(919)			(1,190)
Noncash issuance of noncontrolling interest and redeemable preferred equity					299				374	299			9,189	5,978
Reclass of distributions payable to noncontrolling interest holder			329	[1]	543	[3]	811		621	1,719			1,539	737
Conversion of stock			(3,884)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	[1]		(6,942)
Reclass of BCH Preferred A.1 from temporary to permanent equity	[1]		699,441
Issuance of noncontrolling interest					2,430	[3]				2,430
Noncontrolling interest reclass										0			0	0
Cash contribution for BCH Preferred Series C Unit Accounts									14,800				14,800	130,200
Noncash issuance of BCH Preferred Series C Unit Accounts									246				246	313
Promissory note exchange for BCH Preferred Series C Unit Accounts														70,285
Redemption of BCH Preferred Series C Unit Accounts													(14,800)
Purchase of noncontrolling interest										(131)
Reclass of allocated income for FLP Subclass 3 to payable										(933)			(23)
Annual reallocation of FLP										(2,057)
Adjustment for change in ownership interest														3,233
Ending balance			786,080	[1]	244,411	[3]	277,888	[3]	365,210	142,213	[1]		337,676	364,844
Noncontrolling interests (Note 13) | Previously Reported [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance			142,214
Noncash issuance of noncontrolling interest and redeemable preferred equity	[3]				299
Ending balance										142,214
Noncontrolling interests (Note 13) | Post De-SPAC Transaction
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Issuance of shares	[1]		133
Noncontrolling interests (Note 13) | Trusts
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance			(118,299)		982		57,022		79,885	982		57,022	79,885	27,062
Net loss			(13,866)		(28,711)		(55,229)			(117,861)			(30,513)	47,582
Noncash issuance of noncontrolling interest and redeemable preferred equity					299					299			9,189	5,978
Reclass of distributions payable to noncontrolling interest holder			329		543		811			1,719			1,539	737
Ending balance			(132,361)		(27,973)		982			(118,299)			57,022	79,885
Noncontrolling interests (Note 13) | Trusts | Post De-SPAC Transaction
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Issuance of shares			133
Noncontrolling interests (Note 13) | Class S Ordinary
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance			52,560		69,831		73,579		78,245	69,831		73,579	78,245	85,448
Net loss			(29,365)		(6,043)		(3,748)			(16,987)			(4,811)	(6,920)
Payment of employee payroll taxes on restricted equity units					(459)					(459)			(595)
Conversion of stock	[1]		(3,884)
Noncontrolling interest reclass										1,116			740	1,199
Promissory note exchange for BCH Preferred Series C Unit Accounts														(915)
Annual reallocation of FLP										(941)
Adjustment for change in ownership interest														(567)
Ending balance			19,311		63,329		69,831			52,560			73,579	78,245
Noncontrolling interests (Note 13) | Class S Preferred
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance			856		1,316					1,316
Payment of employee payroll taxes on restricted equity units					(460)
Ending balance			856		856		1,316			856
Noncontrolling interests (Note 13) | Class S Preferred
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance			857		1,316		1,316		1,201	1,316		1,316	1,201	17
Net loss													(30)	(15)
Payment of employee payroll taxes on restricted equity units										(460)			(595)
Noncontrolling interest reclass										1,117			740	1,199
Annual reallocation of FLP										(1,116)
Ending balance							1,316			857			1,316	1,201
Noncontrolling interests (Note 13) | Preferred Series A.1
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Net loss			(674)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return			(6,942)
Reclass of BCH Preferred A.1 from temporary to permanent equity			699,441
Ending balance			691,825
Noncontrolling interests (Note 13) | Preferred Series C
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance			205,759		205,759		205,759		205,513	205,759		205,759	205,513	0
Cash contribution for BCH Preferred Series C Unit Accounts													14,800	130,200
Noncash issuance of BCH Preferred Series C Unit Accounts													246	313
Promissory note exchange for BCH Preferred Series C Unit Accounts														71,200
Redemption of BCH Preferred Series C Unit Accounts													(14,800)
Adjustment for change in ownership interest														3,800
Ending balance			205,759		205,759		205,759			205,759			205,759	205,513
Noncontrolling interests (Note 13) | Class A of CT
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance			1,337		0		0		0	0		0	0	0
Net loss			(647)		10					(962)
Issuance of noncontrolling interest					2,430					2,430
Purchase of noncontrolling interest										(131)
Ending balance			690		2,440		0			1,337			0	0
Noncontrolling interests (Note 13) | FLP
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance			$ 0		$ 0		0		$ 0	0		$ 0	0	0
Net loss										3,166			1,503	2,398
Noncontrolling interest reclass										(2,233)			(1,480)	(2,398)
Reclass of allocated income for FLP Subclass 3 to payable										(933)			(23)
Ending balance							$ 0			$ 0			$ 0	$ 0

[1]	Retroactively adjusted March 31, 2023 for de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.
[3]	Retroactively adjusted March 31, 2022 and three months ended June 30, 2022 for de-SPAC merger transaction as described in Note 4.